Loans and borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Loans and borrowings
27.
Loans and borrowings

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Current
Unsecured bank loans	1,851,800	2,000,020	288,903
Secured bank loans	20,000	—	—
	1,871,800	2,000,020	288,903

Non-current
Unsecured bank loans	638,000	20,000	2,889

Terms and conditions of outstanding loans and borrowings are as follows:

	Weighted average interest rate	Maturity	31.12.2024
	%		RMB’000
Secured bank loans:
- Renminbi fixed rate loans	0.6	2025	20,000

Unsecured bank loans:
- Renminbi fixed rate loans	2.1	2025	1,591,800
- Renminbi floating rate loans	2.7	2025-2026	898,000
			2,489,800

	Weighted average interest rate	Maturity	31.12.2025	31.12.2025
	%		RMB’000	US$’000
Unsecured bank loans:
- Renminbi fixed rate loans	2.0	2026	1,500,070	216,685
- Renminbi floating rate loans	2.3	2026-2027	519,950	75,107
			2,020,020	291,792

S$30.0 million credit facility with DBS Bank Ltd (“DBS”)

On June 25, 2021, the Company entered into an uncommitted revolving credit facility agreement with DBS with an aggregate value of S$30.0 million. The facility may be used to finance the Group general working capital requirements. Among other things, the terms of the facility required that at all times (i) the Company retains at least 76.4% ownership in Yuchai, (ii) HLA retains ownership of the special share, directly or indirectly retains at least 35% ownership of the Company and that the Company remains a subsidiary of HLA, and (iii) HLGE remains listed on the Main Board of Singapore Exchange. The terms of the facility also included certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) not being less than US$400 million, and the ratio of the consolidated total debt (as defined in the agreement) to consolidated tangible net worth not exceeding 1.0 times.

27.
Loans and borrowings (cont’d)

S$30.0 million credit facility with MUFG Bank Ltd, Singapore Branch (“MUFG”)

On August 18, 2023, the Company entered into an uncommitted and unsecured multi-currency short-term loan agreement with MUFG for an aggregate value of S$30.0 million. The facility may be used to finance the Company’s general working capital requirements. Among other things, the terms of the facility required that at all times (i) HLA maintain legal and beneficial ownership of at least 7,290,000 issued and paid-up shares in the Company, and retains ownership of the special share in the Company, (ii) the Company remains a consolidated subsidiary of HLA, (iii) the Company directly or indirectly retains at least 76.4% ownership in Yuchai, and (iv) HLGE remains listed on the Main Board of Singapore Exchange. The terms of the facility also include certain financial covenants with respect to the Company’s tangible net worth (as defined in the agreement) not being less than US$120 million at all times and the ratio of the Company’s total net debt (as defined in the agreement) to tangible net worth not exceeding 2.0 times at all times, as well as negative pledge provisions and customary drawdown requirements.

US$30.0 million credit facility with Sumitomo Mitsui Banking Corporation, Singapore Branch (“SMBC”)

On February 10, 2025, the Company entered into an uncommitted and unsecured multi-currency short-term revolving credit facility agreement with SMBC for an aggregate value of US$30.0 million. The maximum tenor of each drawdown under the facility is six months for US dollars and Singapore dollars. This facility may be used by to finance the Company’s general working capital requirements. The terms of the facility require, among other things, that HLA maintain legal and beneficial ownership of at least 7,290,000 issued and paid-up shares in the Company, retains ownership of the special share and that the Company remains a subsidiary of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) as of June 30 and December 31 of each year not less than US$200 million and the ratio of the Company’s consolidated total net debt (as defined in the agreement) to consolidated tangible net worth as of June 30 and December 31 of each year not exceeding 2.0 times, as well as negative pledge provisions and customary drawdown requirements.